Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Nov. 14, 2022	Mar. 31, 2022	Nov. 12, 2021
Total number of authorized shares of common stock		3,000,000,000			3,000,000,000
Purchase of treasury stock		¥ 34	¥ 37
Share repurchase program [member]
Shares authorized to be repurchased amount				¥ 200,000		¥ 100,000
Number of shares repurchased	4,593,700
Purchase of treasury stock	¥ 21,000
Shares authorized to be repurchased, shares				61,000,000		33,000,000